STOCK COMPENSATION PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
STOCK COMPENSATION PLANS
STOCK COMPENSATION PLANS

8. STOCK COMPENSATION PLANS

        On May 22, 2012, the Company's shareholders approved the Mackinac Financial Corporation 2012 Incentive Compensation Plan, under which current and prospective employees, non-employee directors and consultants may be awarded incentive stock options, non-statutory stock options, shares of restricted stock units ("RSUs"), or stock appreciation rights. The aggregate number of shares of the Company's common stock issuable under the plan is 575,000, which included 392,152 option shares outstanding at that time.

        The Corporation, in August 2012 and March 2014, granted Restricted Stock Units ("RSUs") to members of the Board of Directors and Management. In August 2012, 148,500 RSUs were granted at a market value of $7.91 and will vest equally over a four year term. In exchange for the grant of the August 2012 RSUs various previously issued stock option awards were surrendered. In March 2014, 52,774 RSUs were granted at a market value of $12.95, also vesting equally over a four year term. The RSUs were awarded at no cost to the employee. Compensation cost to be recognized over the four-year vesting periods, is $1.175 million and $.683 million, respectively. On August 31, 2013, the Corporation issued 37,125 shares of its common stock for vested RSUs. As of June 30, 2014, RSUs totaling 164,149 were unvested and unrecognized compensation expense was $1.270 million.

        A summary of stock option transactions for the six months ended June 30, 2014 and 2013, and the year ended December 31, 2013, is as follows:

	June 30, 2014	December 31, 2013	June 30, 2013
Outstanding shares at beginning of year	237,152	242,152	242,152
Granted during the period	—	—	—
Exercised during the period	—	—	—
Expired / forfeited during the period	—	(5,000)	—

Outstanding shares at end of period	237,152	237,152	242,152

Exercisable shares at end of period	124,861	124,861	126,361

Weighted average exercise price per share at end of period	$9.80	$9.80	$9.88

Shares available for grant at end of period	—	—	—

        There were no options granted in the first six months of 2014 and 2013.

        Following is a summary of the options outstanding and exercisable at June 30, 2014:

	Number
Exercise Price	Outstanding	Exercisable	Unvested Options	Weighted Average Remaining Contractual Life-Years
$9.75	217,152	120,861	96,291.48
$10.65	10,000	2,000	8,000	1.04
$12.00	10,000	2,000	8,000	2.46

	237,152	124,861	112,291.59

        Options issued since the Corporation's recapitalization in December of 2004 call for 20% immediate vesting upon issue and subsequent vesting to occur over a two to five year period, based upon the market value appreciation of the underlying Corporation's stock. Compensation related to these options was expensed based upon the vesting period without consideration given to market value appreciation. There are no future compensation expenses related to existing option programs.

NOTE 15—STOCK COMPENSATION PLANS

        On May 22, 2012, the Company's shareholders approved the Mackinac Financial Corporation 2012 Incentive Compensation Plan, under which current and prospective employees, non-employee directors and consultants may be awarded incentive stock options, non-statutory stock options, shares of restricted stock units ("RSUs"), or stock appreciation rights. The aggregate number of shares of the Company's common stock issuable under the plan is 575,000, which included 392,152 option shares outstanding at that time.

        The Corporation also has three various stock compensation plans which are now expired. One plan was approved during 2000 and applied to officers, employees, and nonemployee directors. This plan was amended as a part of the December 2004 stock offering and recapitalization. The amendment, approved by shareholders, increased the shares available under this plan by 428,587 shares from the original 25,000 (adjusted for the 1:20 reverse stock split), to a total authorized share balance of 453,587. The other two plans, one for officers and employees and the other for nonemployee directors, were approved in 1997. A total of 30,000 shares (adjusted for the 1:20 split), were made available for grant under these plans. Options under all of the plans were granted at the discretion of a committee of the Corporation's Board of Directors. Options to purchase shares of the Corporation's stock were granted at a price equal to the market price of the stock at the date of grant. The committee determined the vesting of the options when they were granted as established under the plan.

        The Corporation, in August 2012, granted 148,500 Restricted Stock Units ("RSU's") to members of the Board of Directors and Management. These RSU's were granted at a market value of $7.91 and will vest equally over a four year term. In exchange for the grant of RSU's various previously issued stock option awards were surrendered. The RSUs were awarded at no cost to the employee and vest ratably over a four-year period. Compensation cost to be recognized over the four-year vesting period, is $.776 million. On August 31, 2013, the Corporation issued 37,125 shares of its common stock for vested RSUs. As of December 31, 2013, RSUs totaling 111,375 were unvested and unrecognized compensation expense, net of income tax, was $.512 million.

        A summary of stock option transactions for the years ended December 31 is as follows:

	2013	2012
Outstanding shares at beginning of year	242,152	392,152
Granted during the year	—	—
Exercised during the year	—	—
Expired / forfeited during the year	(5,000)	—
Surrendered/exchanged for restricted stock	—	(150,000)

Outstanding shares at end of year	237,152	242,152

Exercisable shares at end of year	124,861	126,361

Weighted average exercise price per share at end of year	$9.88	$9.88

Shares available for grant at end of year	—	—

        Following is a summary of the options outstanding and exercisable at December 31, 2013:

	Number of Shares			Weighted Average Remaining Contractual Life-Years
Exercise Price	Outstanding	Exercisable	Unvested Options
$9.75	217,152	120,861	96,291.96
$10.65	10,000	2,000	8,000	1.54
$12.00	10,000	2,000	8,000	2.96

	237,152	124,861	112,291	1.07

        Options issued since the Corporation's recapitalization in December of 2004 call for 20% immediate vesting upon issue and subsequent vesting to occur over a two to five year period, based upon the market value appreciation of the underlying Corporation's stock. Compensation related to these options was expensed based upon the vesting period without consideration given to market value appreciation. There are no future compensation expenses related to existing option programs.